Earnings (Loss) Per Common Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Net earning (loss) per share
Schedule of component of loss per common share

For the periods ended March 31,	2019	2018
Net earnings (loss) attributable to common stockholders	$19,926,515	$(3,721,369)
Interest expense attributable to convertible promissory notes	738,219	-
Net earnings (loss) assuming dilution	$20,664,734	$(3,721,369)
Basic weighted average common shares outstanding	105,345,673	68,816,303
Effect of dilutive securities
Convertible preferred shares- Series A	933,333	-
Convertible promissory notes	10,022,230	-
Diluted potential common shares	116,301,236	68,816,303
Earnings (loss) per share:
Basic	$0.19	$(0.05)
Diluted	$0.18	$(0.05)

	2018	2017
Net loss attributable to common stockholders	$(27,426,356)	$(10,503,049)
Basic
Basic weighted average common shares outstanding	78,386,116	61,182,209
Diluted
Diluted weighted average common shares outstanding	78,386,116	61,182,209
Net loss per share:
Basic	$(0.35)	$(0.17)
Diluted	$(0.35)	$(0.17)

Schedule of number of securities convertible into common shares
	March 31,	December 31,
	2019	2018
Warrants	1,671,196	60,000
Options	1,646,431	1,706,431
Series A Preferred Stock	-	933,333
Convertible promissory note and interest	-	10,407,233
Total	3,317,627	13,106,997

	December 31,	December 31,
	2018	2017
Warrants	60,000	2,521,896
Options	1,706,431	2,162,977
Series A Preferred Stock	933,333	933,333
Convertible promissory note and interest	10,407,233	35,346,703
Total	13,106,997	40,964,909